Basis of Presentation and General Information - Disposal of Vessels (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($) Vessel	Mar. 11, 2014 Vessel
Basis of Presentation and General Information [Abstract]
Number of remaining vessels for sale | Vessel	4
Number of vessels sold | Vessel		4
Outstanding Debt and Accrued Interest | $	$ 145,597
Gain from sale of vessels | $	$ 85,563